Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payables and accrued liabilities

	December 31, 2024	December 31, 2023
Trade payables	$1,087	$1,082
Accrued liabilities	3,705	2,490
	$4,792	$3,572